The following table provides the period during which the defined benefit obligation associated with these plans are expected to continue to affect the Company's financial statements (Details)	12 Months Ended
Dec. 31, 2021
P P S P R [Member]
IfrsStatementLineItems [Line Items]
Number of Years	10 years 8 months 19 days
P P S P R P P S P R [Member]
IfrsStatementLineItems [Line Items]
Number of Years	6 years 11 months 12 days
P P S P N R [Member]
IfrsStatementLineItems [Line Items]
Number of Years	11 years 6 months 3 days
P P S P N R Pre 70 [Member]
IfrsStatementLineItems [Line Items]
Number of Years	7 years 6 months 25 days